Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Embraer SA(a)	1,326,700	$1,995,167

Auto Components — 0.7%
Mahle-Metal Leve SA	70,000	249,269
Tupy SA(a)	122,400	487,450

		736,719

Banks — 1.8%
Banco Inter SA	144,174	1,950,819

Commercial Services & Supplies — 0.4%
Ambipar Participacoes e Empreendimentos S/A(a)	85,300	408,592

Diversified Consumer Services — 7.1%
Anima Holding SA(a)	137,600	917,138
Cogna Educacao	3,539,400	3,081,939
Ser Educacional SA(b)	112,053	299,576
YDUQS Participacoes SA	524,437	3,215,081

		7,513,734

Electric Utilities — 7.2%
Alupar Investimento SA	276,700	1,236,022
EDP - Energias do Brasil SA	574,000	1,976,867
Light SA(a)	458,600	1,975,348
Transmissora Alianca de Energia Eletrica SA	409,400	2,516,683

		7,704,920

Food Products — 6.5%
Camil Alimentos SA	210,000	434,336
M. Dias Branco SA	159,800	963,046
Marfrig Global Foods SA(a)	742,000	2,022,328
Minerva SA	504,000	938,540
Sao Martinho SA	333,800	1,621,853
SLC Agricola SA	182,000	909,299

		6,889,402

Health Care Providers & Services — 6.0%
Alliar Medicos A Frente SA	98,000	197,232
Fleury SA	389,100	1,918,716
Instituto Hermes Pardini SA	98,000	404,471
Odontoprev SA	504,000	1,224,875
Qualicorp Consultoria e Corretora de Seguros SA	428,500	2,638,869

		6,384,163

Hotels, Restaurants & Leisure — 1.8%
BK Brasil Operacao e Assessoria a Restaurantes SA	420,000	834,362
CVC Brasil Operadora e Agencia de Viagens SA	308,771	1,045,069

		1,879,431

Household Durables — 7.4%
Construtora Tenda SA	137,764	731,515
Cyrela Brazil Realty SA Empreendimentos e Participacoes	565,500	2,841,070
Even Construtora e Incorporadora SA	201,900	467,064
Ez Tec Empreendimentos e Participacoes SA	192,695	1,465,028
MRV Engenharia e Participacoes SA	590,800	2,076,408
Trisul SA	154,000	339,385

		7,920,470

Independent Power and Renewable Electricity Producers — 5.5%
AES Tiete Energia SA	298,848	899,404
Eneva SA(a)	327,600	3,542,312
Omega Geracao SA(a)	200,800	1,371,934

		5,813,650

Security	Shares	Value

Insurance — 2.3%
IRB Brasil Resseguros S/A	1,802,000	$2,218,145
Wiz Solucoes e Corretagem de Seguros SA	140,000	229,254

		2,447,399

IT Services — 3.2%
Cielo SA	2,321,500	1,530,096
Locaweb Servicos de Internet SA(a)(b)	153,400	1,883,697

		3,413,793

Machinery — 0.6%
Iochpe Maxion SA	217,407	624,432

Media — 0.4%
Smiles Fidelidade SA	117,351	433,354

Multiline Retail — 0.3%
Marisa Lojas SA(a)	252,000	313,939

Oil, Gas & Consumable Fuels — 2.0%
Enauta Participacoes SA	154,000	295,926
Petro Rio SA(a)	192,900	1,796,792

		2,092,718

Paper & Forest Products — 1.9%
Duratex SA	588,000	2,050,192

Real Estate Management & Development — 6.9%
Aliansce Sonae Shopping Centers SA(a)	244,871	1,193,406
BR Malls Participacoes SA(a)	1,482,100	2,693,902
BR Properties SA	420,000	819,547
Iguatemi Empresa de Shopping Centers SA	168,207	1,129,260
Jereissati Participacoes SA	67,000	300,285
JHSF Participacoes SA	504,000	686,828
LOG Commercial Properties e Participacoes SA	84,092	536,606

		7,359,834

Road & Rail — 5.5%
Cia. de Locacao das Americas	623,700	3,154,310
Cosan Logistica SA(a)	262,084	821,362
Movida Participacoes SA	255,800	931,796
SIMPAR SA(a)	115,428	635,201
Tegma Gestao Logistica SA	50,700	253,587

		5,796,256

Software — 1.7%
Linx SA	268,600	1,820,206

Specialty Retail — 2.3%
C&A Modas Ltda	196,000	484,710
Grupo SBF SA(a)	182,000	897,472
Lojas Quero Quero S/A(a)	333,400	1,018,247

		2,400,429

Textiles, Apparel & Luxury Goods — 4.8%
Arezzo Industria e Comercio SA	84,080	1,084,143
Cia. Hering	275,900	890,785
Grendene SA	600,200	922,673
GRUPO DE MODA SOMA SA(a)	360,900	865,037
Guararapes Confeccoes SA	182,060	555,021
Vivara Participacoes SA	178,200	827,121

		5,144,780

Transportation Infrastructure — 1.5%
EcoRodovias Infraestrutura e Logistica SA(a)	368,800	823,717
Santos Brasil Participacoes SA	894,700	812,284

		1,636,001

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 2.5%
Cia. de Saneamento de Minas Gerais-COPASA	357,714	$986,907
Cia. de Saneamento do Parana	356,665	1,655,473

		2,642,380

Total Common Stocks — 82.2% (Cost: $79,906,508)		87,372,780

Preferred Stocks

Airlines — 4.8%
Azul SA, Preference Shares, NVS	528,600	3,731,305
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	308,000	1,344,961

		5,076,266

Banks — 2.3%
Banco ABC Brasil SA, Preference Shares, NVS	154,042	415,267
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	382,000	936,179
Banco Pan SA, Preference Shares, NVS	619,600	1,099,742

		2,451,188

Chemicals — 0.6%
Unipar Carbocloro SA, Preference Shares, NVS	89,433	652,713

Electric Utilities — 0.3%
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	26,600	276,067

Independent Power and Renewable Electricity Producers — 1.7%
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	358,100	1,855,606

Machinery — 1.4%
Marcopolo SA, Preference Shares, NVS	980,014	505,823
Randon SA Implemetos e Participacoes, Preference Shares, NVS	345,950	944,175

		1,449,998

Metals & Mining — 4.5%
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	78,000	275,005

Security	Shares	Value

Metals & Mining (continued)
Metalurgica Gerdau SA, Preference Shares, NVS	1,362,000	$2,594,454
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	774,800	1,963,559

		4,833,018

Water Utilities — 0.4%
Cia. de Saneamento do Parana, Preference Shares, NVS	446,800	413,938

Total Preferred Stocks — 16.0% (Cost: $14,403,544)		17,008,794

Warrants

Hotels, Restaurants & Leisure — 0.1%
CVC Brasil Operadora e Agencia de Viagens SA, (Expires )(a)	43,671	57,567

Total Warrants — 0.1% (Cost: $0)		57,567

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	60,000	60,000

Total Short-Term Investments — 0.1% (Cost: $60,000)		60,000

Total Investments in Securities — 98.4% (Cost: $94,370,052)		104,499,141

Other Assets, Less Liabilities — 1.6%		1,729,127

Net Assets — 100.0%		$106,228,268

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$—	$(90,000	)(a)	$—	$—	$60,000	60,000	$15	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Brazil Small-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Brazil Index	22	12/18/20	$983	$60,162

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$87,372,780	$—	$—	$87,372,780
Preferred Stocks	17,008,794	—	—	17,008,794
Warrants	57,567	—	—	57,567
Money Market Funds	60,000	—	—	60,000

	$104,499,141	$—	$—	$104,499,141

Derivative financial instruments(a)
Assets
Futures Contracts	$60,162	$—	$—	$60,162

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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